Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
May 31, 2026
SLD-NPRT3-0726
1.9904904.104
Asset-Backed Securities - 16.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.8%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	52,617	52,669
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	170,000	170,037
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	103,549	103,548
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	100,000	99,654
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	26,236	26,255
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	150,000	149,911
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	110,000	109,663
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	63,712	63,799
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	185,000	185,502
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	8,270	8,276
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	160,000	159,396
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	125,552	125,430
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	159,308	160,215
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	2,739	2,739
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	16,207	16,224
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	30,315	30,367
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	79,679	79,780
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	103,050	102,968
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	115,000	114,984
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	45,000	44,916
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	175,216	175,741
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	364	363
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	36,776	36,812
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	168,910	168,869
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	150,000	149,844
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	100,000	100,060
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	203,787	205,030
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	9,592	9,597
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	150,000	150,412
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	48,208	48,299
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	150,000	150,667
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	37,627	37,680
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	97,483	97,470
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	12,994	13,021
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	68,775	68,953
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	70,722	70,880
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,373	3,378
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	134,844	135,432
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	30,000	29,971
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	45,895	46,046
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	5,973	5,975
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	35,911	36,193
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	75,866	76,228
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	7,569	7,580
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	31,252	31,313
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	41,873	41,961
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	101,110	101,338
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	152,448	152,812
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	4,749	4,750
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	29,602	29,620
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	97,629	97,630
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	140,000	140,480
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	157,353	157,610
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	200,000	200,296
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	126,663	126,748
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	19,476	19,487
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	8,190	8,196
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	56,151	56,221
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	170,000	171,670
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	40,831	40,893
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	38,100	38,131
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,300
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	84,855	85,158
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	42,176	42,217
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	93,735	93,780
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	160,000	160,101
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (b)(c)(d)	107,000	107,032
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,299
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	100,000	100,175
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	56,540	56,615
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	28,084	28,167
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	39,146	39,190
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	170,000	170,754
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	58,149	58,212
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	25,148	25,207
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	30,736	30,763
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	67,978	68,102
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	170,000	170,134
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	5,427	5,428
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	44,158	44,219
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	119,691	119,627
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	58,050	58,178
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	172,776	173,163
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	135,000	135,152
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	39,134	39,230
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	15,295	15,306
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	7,485	7,489
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	121,481	122,035
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	92,727	92,798
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	65,647	65,794
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	42,194	42,297
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	73,190	73,588
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	29,566	29,619
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	76,854	76,948
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	100,000	99,997
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	77,059	76,978
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,738	11,757
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	10,921	10,926
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	95,000	94,935
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	48,839	48,902
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	145,181	145,596
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	77,741	77,715
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	8,438	8,443
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	27,705	27,809
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	33,070	33,117
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	118,362	118,389
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	150,000	149,645
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	120,903	121,018
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	159,303	159,552
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	90,000	89,944
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	139,400	139,360
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	72,918	73,017
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	150,000	149,744
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	92,994	93,039
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	7,323	7,328
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	106,861	106,661
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	150,000	149,594
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	46,694	46,724
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	107,681	107,703
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	95,000	95,294
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	71,838	72,463
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	22,729	22,751
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	140,000	140,130
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	34,308	34,596
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	186,579	188,203
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	141,631	142,487
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	175,408	175,684
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	59,762	59,821
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	95,035	95,071
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	45,913	46,078
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	82,099	82,447
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	13,020	13,028
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	93,188	93,445
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	83,930	83,952
TOTAL UNITED STATES		11,100,410
TOTAL ASSET-BACKED SECURITIES (Cost $11,102,937)		11,100,410

Collateralized Mortgage Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	41,231	40,468
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	100,000	97,960
TOTAL UNITED STATES		138,428
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,127)		138,428

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	95,000	95,386
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	183,151	182,865
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	95,032	94,913
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (b)	55,474	55,630
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	84,756	84,862
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	54,341	54,392
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	100,000	100,063
TOTAL UNITED STATES		668,111
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $667,345)		668,111

Non-Convertible Corporate Bonds - 49.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	91,000	91,062
CANADA - 6.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.55% 7/26/2027 (b)	150,000	148,578
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 3.85% 6/1/2027	175,000	174,267
Enbridge Inc 3.7% 7/15/2027	100,000	99,308
Enbridge Inc 5.9% 11/15/2026	85,000	85,523
TOTAL ENERGY		359,098
Financials - 5.3%
Banks - 5.3%
Bank of Montreal 4.547% 6/2/2029 (d)	200,000	200,116
Bank of Montreal 4.567% 9/10/2027 (d)	224,000	224,084
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	125,000	125,176
Bank of Nova Scotia/The 2.7% 8/3/2026	140,000	139,675
Bank of Nova Scotia/The 2.951% 3/11/2027	120,000	118,933
Bank of Nova Scotia/The 4.404% 9/8/2028 (d)	220,000	220,034
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	250,000	250,046
Bank of Nova Scotia/The 5.35% 12/7/2026	126,000	126,797
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	140,000	140,277
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (d)	215,000	215,057
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (d)	130,000	130,387
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	120,000	120,223
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	150,000	150,411
Royal Bank of Canada 4.51% 10/18/2027 (d)	135,000	135,085
Royal Bank of Canada 4.522% 10/18/2028 (d)	100,000	100,268
Royal Bank of Canada 4.715% 3/27/2028 (d)	120,000	120,477
Royal Bank of Canada 5.069% 7/23/2027 (d)	110,000	110,124
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	90,000	89,992
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	190,000	190,224
Toronto Dominion Bank 1.25% 9/10/2026	128,000	127,021
Toronto Dominion Bank 4.568% 12/17/2026	150,000	150,400
Toronto Dominion Bank 5.532% 7/17/2026	113,000	113,235
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.2536% 12/17/2026 (c)(d)	125,000	125,191
TOTAL FINANCIALS		3,423,233
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Emera US Finance LP 3.55% 6/15/2026	90,000	89,973
TOTAL CANADA		4,020,882
CHILE - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Americas SA 4% 10/25/2026	140,000	139,453
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	200,000	200,039
FRANCE - 0.6%
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	200,000	197,640
Societe Generale SA 5.519% 1/19/2028 (b)(d)	200,000	201,120

TOTAL FRANCE		398,760
GERMANY - 0.5%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3472% 3/10/2028 (b)(c)(d)	180,000	180,093
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	150,000	148,507
TOTAL GERMANY		328,600
IRELAND - 0.8%
Financials - 0.8%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	200,000	198,466
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	148,592
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	150,000	150,200
		298,792
TOTAL IRELAND		497,258
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 4.625% 6/15/2027 (b)	200,000	200,693
JAPAN - 1.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,401
NTT Finance Corp 5.104% 7/2/2027 (b)	200,000	201,499
TOTAL COMMUNICATION SERVICES		401,900
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	200,000	199,223
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	200,000	197,453
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	200,000	199,392
TOTAL FINANCIALS		596,068
TOTAL JAPAN		997,968
NETHERLANDS - 0.8%
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,237
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	170,000	168,303
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	120,000	120,109
TOTAL INFORMATION TECHNOLOGY		288,412
TOTAL NETHERLANDS		538,649
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	201,110
UNITED KINGDOM - 4.7%
Financials - 4.3%
Banks - 4.0%
Barclays PLC 5.674% 3/12/2028 (d)	200,000	201,763
Barclays PLC 6.496% 9/13/2027 (d)	200,000	201,123
HSBC Holdings PLC 4.041% 3/13/2028 (d)	200,000	199,460
HSBC Holdings PLC 4.755% 6/9/2028 (d)	200,000	200,521
HSBC Holdings PLC 5.887% 8/14/2027 (d)	200,000	200,564
Lloyds Banking Group PLC 3.75% 3/18/2028 (d)	200,000	199,072
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	200,000	201,239
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	200,000	200,583
NatWest Group PLC 1.642% 6/14/2027 (d)	200,000	199,776
NatWest Group PLC 3.073% 5/22/2028 (d)	200,000	197,421
NatWest Group PLC 5.583% 3/1/2028 (d)	200,000	201,672
Standard Chartered PLC 2.608% 1/12/2028 (b)(d)	200,000	197,707
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)	200,000	209,113
		2,610,014
Financial Services - 0.3%
Nationwide Building Society 2.972% 2/16/2028 (b)(d)	200,000	197,861
TOTAL FINANCIALS		2,807,875
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1351% 3/12/2027 (c)(d)	122,000	122,219
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	150,000	154,984
TOTAL UNITED KINGDOM		3,085,078
UNITED STATES - 33.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.3% 6/1/2027	180,000	176,594
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	200,000	199,213
TOTAL COMMUNICATION SERVICES		375,807
Consumer Discretionary - 2.6%
Automobiles - 1.5%
General Motors Financial Co Inc 5% 7/15/2027	140,000	140,889
General Motors Financial Co Inc 5.35% 7/15/2027	125,000	126,272
General Motors Financial Co Inc 6% 1/9/2028	215,000	219,525
Hyundai Capital America 4.3% 9/24/2027 (b)	190,000	189,511
Hyundai Capital America 4.6% 4/6/2028 (b)	130,000	129,918
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	110,000	110,484
		916,599
Broadline Retail - 0.2%
Amazon.com Inc 4.0744% 3/13/2028 (d)	150,000	150,190
Leisure Products - 0.1%
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,003
Specialty Retail - 0.8%
AutoZone Inc 3.75% 6/1/2027	100,000	99,465
AutoZone Inc 4.5% 2/1/2028	150,000	150,229
O'Reilly Automotive Inc 3.6% 9/1/2027	130,000	128,779
O'Reilly Automotive Inc 5.75% 11/20/2026	161,000	161,942
		540,415
TOTAL CONSUMER DISCRETIONARY		1,697,207
Consumer Staples - 1.4%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	145,000	145,030
Molson Coors Beverage Co 3% 7/15/2026	140,000	139,791
		284,821
Consumer Staples Distribution & Retail - 0.6%
Mars Inc 4.45% 3/1/2027 (b)	46,000	46,130
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	198,190
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	118,000	118,288
		362,608
Food Products - 0.4%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,780
Kraft Heinz Foods Co 3% 6/1/2026	144,000	144,000
		251,780
TOTAL CONSUMER STAPLES		899,209
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DCP Midstream Operating LP 5.625% 7/15/2027	190,000	191,976
Spectra Energy Partners LP 3.375% 10/15/2026	140,000	139,570
Targa Resources Corp 5.2% 7/1/2027	130,000	131,048
Williams Cos Inc/The 3.75% 6/15/2027	190,000	189,059
TOTAL ENERGY		651,653
Financials - 18.2%
Banks - 10.6%
Bank of America Corp 1.734% 7/22/2027 (d)	110,000	109,591
Bank of America Corp 2.551% 2/4/2028 (d)	150,000	148,198
Bank of America Corp 3.705% 4/24/2028 (d)	150,000	149,123
Bank of America Corp 3.824% 1/20/2028 (d)	190,000	189,391
Bank of America Corp 4.376% 4/27/2028 (d)	200,000	199,934
Bank of America Corp 4.948% 7/22/2028 (d)	190,000	191,206
Bank of America Corp 5.933% 9/15/2027 (d)	165,000	165,807
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	250,000	250,783
Citigroup Inc 1.462% 6/9/2027 (d)	60,000	59,962
Citigroup Inc 3.07% 2/24/2028 (d)	150,000	148,599
Citigroup Inc 3.2% 10/21/2026	70,000	69,737
Citigroup Inc 3.887% 1/10/2028 (d)	225,000	224,310
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	103,780
Fifth Third Bancorp 1.707% 11/1/2027 (d)	120,000	118,638
Fifth Third Bancorp 4.055% 4/25/2028 (d)	100,000	99,637
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	50,000	49,956
JPMorgan Chase & Co 2.182% 6/1/2028 (d)	225,000	220,257
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	120,000	118,808
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	180,000	178,648
JPMorgan Chase & Co 3.782% 2/1/2028 (d)	190,000	189,296
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	160,000	160,754
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	100,000	101,078
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	158,000	159,126
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	250,000	250,353
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	250,000	250,522
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	190,000	190,175
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	225,000	226,305
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	193,000	194,731
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	100,000	100,034
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	250,000	250,757
Truist Financial Corp 4.123% 6/6/2028 (d)	175,000	174,613
Truist Financial Corp 4.873% 1/26/2029 (d)	190,000	191,190
Truist Financial Corp 6.047% 6/8/2027 (d)	170,000	170,064
US Bancorp 2.215% 1/27/2028 (d)	120,000	118,322
US Bancorp 4.548% 7/22/2028 (d)	200,000	200,329
US Bancorp 6.787% 10/26/2027 (d)	199,000	200,895
Wells Fargo & Co 2.393% 6/2/2028 (d)	150,000	147,100
Wells Fargo & Co 3% 10/23/2026	120,000	119,515
Wells Fargo & Co 3.196% 6/17/2027 (d)	188,000	187,898
Wells Fargo & Co 3.526% 3/24/2028 (d)	170,000	168,824
Wells Fargo & Co 3.584% 5/22/2028 (d)	125,000	124,036
Wells Fargo & Co 4.9% 1/24/2028 (d)	210,000	210,716
Wells Fargo & Co 5.707% 4/22/2028 (d)	100,000	101,139
		6,984,137
Capital Markets - 5.1%
Athene Global Funding 1.73% 10/2/2026 (b)	119,000	117,934
Athene Global Funding 4.86% 8/27/2026 (b)	108,000	108,123
Athene Global Funding 4.95% 1/7/2027 (b)	110,000	110,298
Athene Global Funding 5.339% 1/15/2027 (b)	135,000	135,587
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	160,000	160,118
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4409% 7/21/2028 (c)(d)	180,000	180,444
Equitable America Global Funding 3.95% 9/15/2027 (b)	200,000	198,413
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	78,000	77,892
Goldman Sachs Bank USA 4.656% 6/3/2029 (d)	200,000	200,255
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	200,000	198,149
Goldman Sachs Group Inc/The 3.5% 11/16/2026	43,000	42,881
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	220,000	218,606
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	175,000	173,786
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)	188,000	188,001
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)	90,000	90,621
Intercontinental Exchange Inc 4% 9/15/2027	150,000	149,534
LPL Holdings Inc 4.625% 11/15/2027 (b)	128,000	127,545
Morgan Stanley 1.512% 7/20/2027 (d)	150,000	149,409
Morgan Stanley 3.125% 7/27/2026	108,000	107,864
Morgan Stanley 4.21% 4/20/2028 (d)	120,000	119,850
Morgan Stanley 5.652% 4/13/2028 (d)	150,000	151,587
S&P Global Inc 2.45% 3/1/2027	200,000	197,598
State Street Corp 4.543% 4/24/2028 (d)	120,000	120,265
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	58,000	58,245
		3,383,005
Consumer Finance - 1.0%
American Express Co 4.009% 2/9/2029 (d)	150,000	148,956
American Express Co 5.098% 2/16/2028 (d)	150,000	150,845
American Express Co 5.389% 7/28/2027 (d)	85,000	85,157
Capital One Financial Corp 1.878% 11/2/2027 (d)	150,000	148,355
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.2693% 5/14/2027 (c)(d)	130,000	130,512
		663,825
Financial Services - 0.4%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	110,000	109,163
CNH Industrial Capital LLC 4.5% 10/8/2027	130,000	130,007
		239,170
Insurance - 1.1%
Brown & Brown Inc 4.6% 12/23/2026	43,000	43,068
Corebridge Global Funding 4.65% 8/20/2027 (b)	200,000	200,212
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	90,125
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	89,703
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	150,000	144,259
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,513
		717,880
TOTAL FINANCIALS		11,988,017
Health Care - 2.5%
Biotechnology - 0.3%
AbbVie Inc 3.775% 3/3/2028	175,000	173,563
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	230,000	229,679
Health Care Providers & Services - 1.0%
Cigna Group/The 3.4% 3/1/2027	175,000	173,764
CVS Health Corp 1.3% 8/21/2027	160,000	154,163
CVS Health Corp 2.875% 6/1/2026	147,000	147,000
CVS Health Corp 3% 8/15/2026	155,000	154,614
		629,541
Pharmaceuticals - 0.9%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	190,000	190,082
Haleon US Capital LLC 3.375% 3/24/2027	250,000	248,359
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.0942% 9/15/2027 (c)(d)	138,000	138,206
Pfizer Inc U.S. SOFR Index + 0.5%, 4.0562% 11/15/2027 (c)(d)	39,000	39,101
		615,748
TOTAL HEALTH CARE		1,648,531
Industrials - 1.9%
Aerospace & Defense - 0.3%
L3Harris Technologies Inc 3.85% 12/15/2026	176,000	175,644
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	140,000	138,375
Ground Transportation - 0.1%
CSX Corp 2.6% 11/1/2026	130,000	129,177
Machinery - 1.0%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	150,000	150,039
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3069% 10/16/2026 (c)(d)	150,000	150,245
Eaton Corp 3.85% 3/6/2028	200,000	198,474
Parker-Hannifin Corp 4.25% 9/15/2027	175,000	174,967
		673,725
Trading Companies & Distributors - 0.3%
Sumisho Air Lease Corp 1.875% 8/15/2026	150,000	149,148
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	19,000	18,905
		168,053
TOTAL INDUSTRIALS		1,284,974
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.75% 4/1/2028	60,000	60,339
Dell International LLC / EMC Corp 4.9% 10/1/2026	140,000	140,163
Dell International LLC / EMC Corp 5.25% 2/1/2028	150,000	152,043
		352,545
Software - 0.8%
Oracle Corp 2.65% 7/15/2026	115,000	114,782
Oracle Corp 2.8% 4/1/2027	140,000	138,117
Roper Technologies Inc 3.8% 12/15/2026	140,000	139,760
VMware LLC 1.4% 8/15/2026	165,000	164,057
		556,716
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	103,103
TOTAL INFORMATION TECHNOLOGY		1,012,364
Materials - 0.4%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	59,572
Construction Materials - 0.4%
CRH America Finance Inc 3.95% 4/4/2028 (b)	200,000	198,046
Martin Marietta Materials Inc 3.45% 6/1/2027	100,000	99,109
		297,155
TOTAL MATERIALS		356,727
Real Estate - 1.5%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	135,000	134,801
Health Care REITs - 0.2%
Healthpeak OP LLC 1.35% 2/1/2027	150,000	147,100
Retail REITs - 0.2%
Realty Income Corp 3% 1/15/2027	150,000	148,872
Specialized REITs - 0.9%
American Tower Corp 2.75% 1/15/2027	50,000	49,542
American Tower Corp 3.375% 10/15/2026	135,000	134,630
American Tower Corp 3.55% 7/15/2027	60,000	59,528
American Tower Corp 3.65% 3/15/2027	150,000	149,340
Crown Castle Inc 1.05% 7/15/2026	152,000	151,429
		544,469
TOTAL REAL ESTATE		975,242
Utilities - 1.5%
Electric Utilities - 0.9%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	200,000	196,150
DTE Electric Co 4.25% 5/14/2027	24,000	24,047
FirstEnergy Corp 3.9% 7/15/2027 (e)	150,000	149,051
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	75,000	75,854
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	63,000	63,273
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	65,000	65,191
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,061
		594,627
Multi-Utilities - 0.6%
DTE Energy Co 4.95% 7/1/2027	120,000	120,810
NiSource Inc 3.49% 5/15/2027	100,000	99,342
WEC Energy Group Inc 4.75% 1/15/2028	150,000	150,717
		370,869
TOTAL UTILITIES		965,496
TOTAL UNITED STATES		21,855,227
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $32,531,192)		32,554,779

U.S. Treasury Obligations - 30.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026	3.68	2,500,000	2,458,646
US Treasury Bills 0% 6/18/2026	3.61 to 3.62	2,865,300	2,860,385
US Treasury Bills 0% 7/9/2026	3.59 to 3.63	750,000	747,128
US Treasury Bills 0% 8/25/2026	3.65	3,000,000	2,974,676
US Treasury Notes 3.375% 12/31/2027	3.56 to 3.95	3,096,000	3,066,975
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	2,715,600	2,713,139
US Treasury Notes 3.625% 8/31/2027	3.48 to 3.82	2,300,000	2,291,016
US Treasury Notes 3.75% 4/30/2028	3.88 to 3.96	1,625,000	1,617,383
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	1,400,000	1,402,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,147,679)			20,132,137

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,503,793)	3.67	1,503,492	1,503,793

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $66,091,073)	66,097,658
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(97,197)
NET ASSETS - 100.0%	66,000,461

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,180,918 or 20.0% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,324,656	27,571,461	27,392,435	31,083	111	-	1,503,793	1,503,492	0.0%
Total	1,324,656	27,571,461	27,392,435	31,083	111	-	1,503,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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